Trade and Other Payables (Details) - Schedule of trade and other payables	10 Months Ended
Dec. 31, 2021 USD ($)
Schedule of trade and other payables [Abstract]
Legal and IP advisory fees payable	$ 1,233,070
Supply and manufacturing fees payable	195,378
Other payables	140,842
Total	$ 1,569,290